CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS EQUITY - USD ($)	Total	Ordinary Shares	Additional Paid-In Capital	Accumulated other comprehensive Income	Accumulated Deficit
Balance, shares at Sep. 30, 2019		104,524,189
Balance, amount at Sep. 30, 2019	$ (366,938)	$ 10,453	$ 30,264,550	$ 94,636	$ (30,736,577)
Stock issued for cash, shares		2,481,087
Stock issued for cash, amount	144,361	$ 248	144,113	0	0
Foreign currency translation adjustment	25,115	0	0	25,115	0
Net loss for the year	(148,964)	$ 0	0	0	(148,964)
Balance, shares at Sep. 30, 2020		107,005,276
Balance, amount at Sep. 30, 2020	(346,426)	$ 10,701	30,408,663	119,751	(30,885,541)
Stock issued for cash, shares		2,539,995
Stock issued for cash, amount	248,800	$ 254	248,546	0	0
Foreign currency translation adjustment	(1,704)	0	0	(1,704)	0
Net loss for the year	(107,436)	$ 0	0	0	(107,436)
Balance, shares at Sep. 30, 2021		109,545,271
Balance, amount at Sep. 30, 2021	(206,766)	$ 10,955	30,657,209	118,047	(30,992,977)
Foreign currency translation adjustment	2	0	0	2	0
Net loss for the year	(147,686)	$ 0	0	0	(147,686)
Balance, shares at Sep. 30, 2022		109,545,271
Balance, amount at Sep. 30, 2022	$ (354,450)	$ 10,955	$ 30,657,209	$ 118,049	$ (31,140,663)